Debt	12 Months Ended
Dec. 31, 2022
Debt [Abstract]
Debt

7. Debt

Convertible notes payable – parent company

During 2015, the Company issued a $53 convertible promissory note to a consultant that, along with accrued interest at an annual rate of 8.0%, was automatically convertible upon a preferred stock financing of at least $500, at a conversion price equal to 90% of the price per share paid by the other cash purchasers in the future financing. In June 2019, the note and its accrued interest to date was replaced by a $68 convertible promissory note that, along with accrued interest at an annual rate of 8.0%, was automatically convertible upon a preferred stock financing of at least $1,000, at a conversion price equal to 90% of the price per share paid by the other cash purchasers in the future financing. The note had a maturity date of June 12, 2021. In May 2021, the note was again replaced by a $68 convertible promissory note with a maturity date of May 7, 2022 that, along with accrued interest at an annual rate of 8.0%, was automatically convertible upon an IPO or a capital stock financing of at least $5,000. The conversion price was equal to 80% of the IPO price or $1.9565 per share in the event of a capital stock financing of at least $5,000. Accrued interest at December 31, 2022 and 2021 totaled approximately $0 and $14, respectively.

During 2016, the Company issued a $118 convertible promissory note to a vendor that, along with accrued interest at an annual rate of 8.0%, was automatically convertible upon a preferred stock financing of at least $500, at a conversion price equal to 90% of the price per share paid by the other cash purchasers in the future financing. The note had a maturity date of January 1, 2019 and remained unpaid during 2019 and 2020. In April 2021, the note was replaced by a $118 convertible promissory note with a maturity date of April 30, 2022 that, along with accrued interest at an annual rate of 8.0%, was automatically convertible upon an IPO or a capital stock financing of at least $5,000. The conversion price was equal to 80% of the IPO price or $1.9565 per share in the event of a capital stock financing of at least $5,000. Accrued interest at December 31, 2022 and 2021 totaled approximately $0 and $56, respectively.

In October 2019, the Company issued a $70 convertible promissory note to the Company’s former Chief Executive Officer that, along with accrued interest at an annual rate of 8.0%, was automatically convertible upon a preferred stock financing of at least $500, at a conversion price equal to 80% of the price per share paid by the other cash purchasers in the future financing. The note had a maturity date of October 12, 2022. In April 2021, the note was replaced by a $70 convertible promissory note with a maturity date of April 30, 2022 that, along with accrued interest at an annual rate of 8.0%, was automatically convertible upon an IPO or a capital stock financing of at least $5,000. The conversion price was equal to 70% of the IPO price or $1.9565 per share in the event of a capital stock financing of at least $5,000. Accrued interest at December 31, 2022 and 2021 totaled approximately $0 and $12, respectively.

In October 2019, the Company issued a $50 convertible promissory note to an investor that, along with accrued interest at an annual rate of 8.0%, was automatically convertible upon a preferred stock financing of at least $500, at a conversion price equal to 80% of the price per share paid by the other cash purchasers in the future financing. The note had a maturity date of October 21, 2022. In May 2021, the note was replaced by a $50 convertible promissory note with a maturity date of May 3, 2022 that, along with accrued interest at an annual rate of 8.0%, was automatically convertible upon an IPO or a capital stock financing of at least $5,000. The conversion price was equal to 70% of the IPO price or $1.9565 per share in the event of a capital stock financing of at least $5,000. Accrued interest at December 31, 2022 and 2021 totaled approximately $0 and $9, respectively.

In November 2020, the Company issued a $200 convertible promissory note to the same investor that, along with accrued interest at an annual rate of 8.0%, was automatically convertible upon a preferred stock financing of at least $2,000, at a conversion price equal to 80% of the price per share paid by the other cash purchasers in the future financing. The note had a maturity date of November 16, 2022. In May 2021, the note was replaced by a $200 convertible promissory note with a maturity date of May 3, 2022 that, along with accrued interest at an annual rate of 8.0%, was automatically convertible upon an IPO or a capital stock financing of at least $5,000. The conversion price was equal to 70% of the IPO price or 70% of the price per share paid by the other cash purchasers in the future financing. Accrued interest at December 31, 2022 and 2021 was approximately $0 and $18, respectively.

In January 2021, the Company issued a promissory note of $131 to a law firm. The note bore interest at 3.0% per annum and had a maturity date of the earlier of July 27, 2021, the closing of a debt or equity financing, or the closing of a change in control transaction. The interest rate was to increase to 5.0% if all principal and interest had not been paid by the maturity date. The Company repaid this note and accrued interest in May 2021.

In April 2021, the Company issued two convertible promissory notes of $40 and $170 to the vendor described in the second paragraph above that, along with accrued interest at an annual rate of 8.0%, were automatically convertible upon an IPO or a capital stock financing of at least $5,000. The conversion price was equal to 70% of the IPO price or 70% of the price per share paid by the other cash purchasers in the future financing. Accrued interest at December 31, 2022 and 2021 totaled approximately $0 and $11, respectively.

From May through July 2021, in multiple rounds of closings the Company issued convertible promissory notes to multiple investors for aggregate proceeds of approximately $12,177, with maturity dates twelve months from the issuance dates. Of this amount, $620 of notes were issued to related officers, directors, and their family members, and a $50 note was issued to the Chief Executive Officer of the Representative described in Note 9. The notes, along with accrued interest at an annual rate of 8.0%, were automatically convertible upon an IPO, a capital stock financing of at least $5,000, or a change of control transaction. The conversion price upon an IPO or a capital stock financing was equal to the lesser of 70% of the price per share paid by the other cash purchasers, or the price per share at a Company valuation of $22,500. The Company recorded debt issuance costs of approximately $71 as a discount on the convertible notes payable balance. Accrued interest at December 31, 2022 and 2021 was approximately $0 and $527, respectively.

On April 29, 2022, as a result of the completion of the IPO and as required under the terms of the convertible notes payable described above, the Company converted the entirety of the outstanding principal and accrued interest of the outstanding convertible notes payable to 3,955,415 shares of the Company’s common stock at the conversion price detailed above and issued the common stock to the noteholders, fully satisfying the Company’s obligations.

Convertible notes payable – subsidiary

In June 2021, the Company’s subsidiary issued a convertible promissory note for approximately $107 to TTAG’s minority shareholder. This note, along with accrued interest at an annual rate of 8.0%, could be applied to future TTAG capital increases. The Company purchased this note and accrued interest of approximately $114 in October 2021 from TTAG’s minority shareholder.